Expense Example - Brookmont Catastrophic Bond ETF - Brookmont Catastrophic Bond ETF class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 161
Expense Example, with Redemption, 3 Years	722
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	$ 2,904